UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2005

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 12, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Total Value: $ 308,719 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $ 7,263     732,200    SH    SOLE  N/A     574,000  N/A    158,200
Biopure Corp                 Common     09065H105   $    52     156,860    SH    SOLE  N/A     122,300  N/A     34,560
Cia Saneamento Basico De     ADR        20441A102   $ 7,933     644,450    SH    SOLE  N/A     391,000  N/A    253,450
Citigroup Inc                Common     172967101   $ 8,901     198,070    SH    SOLE  N/A     154,400  N/A     43,670
Collagenex Pharmaceuticals   Common     19419B100   $ 5,165   1,106,100    SH    SOLE  N/A     841,500  N/A    264,600
Dean Foods Co                Common     242370104   $ 4,089     119,200    SH    SOLE  N/A     119,200  N/A        -
Diomed Holdings Inc          Common     25454R207   $ 7,869   1,982,220    SH    SOLE  N/A   1,396,101  N/A    586,119
Drugmax Inc                  Common     262240104   $   694     269,267    SH    SOLE  N/A     198,139  N/A     71,128
Durect Corporation           Common     266605104   $16,141   4,434,300    SH    SOLE  N/A   3,010,000  N/A  1,424,300
Emcor Group Inc              Common     29084Q100   $ 4,097      87,500    SH    SOLE  N/A      77,700  N/A      9,800
Endeavor International       Common     29259G101   $ 3,131     897,000    SH    SOLE  N/A     757,500  N/A    139,500
Enterra Energy Trust         Common     29381P102   $15,798     784,800    SH    SOLE  N/A     669,000  N/A    115,800
Exact Sciences Corp          Common     30063P105   $ 5,942   1,664,400    SH    SOLE  N/A   1,300,000  N/A    364,400
Freeport-Mcmoran Copper-B    Common     35671D857   $ 9,883     249,500    SH    SOLE  N/A     225,000  N/A     24,500
General Cable Corp           Common     369300108   $23,106   1,914,300    SH    SOLE  N/A   1,449,300  N/A    465,000
Graftech Intl Ltd            Common     384313102   $11,971   2,103,950    SH    SOLE  N/A   1,594,000  N/A    509,950
Heska Corp                   Common     42805E108   $ 4,644   6,192,300    SH    SOLE  N/A   4,401,700  N/A  1,790,600
Indus Intl Inc               Common     45578L100   $ 5,153   2,112,000    SH    SOLE  N/A   1,783,000  N/A    329,000
Iron Mountain Inc            Common     462846106   $ 7,496     259,900    SH    SOLE  N/A     203,150  N/A     56,750
Jacuzzi Brands Inc           Common     469865109   $ 6,974     714,500    SH    SOLE  N/A     670,000  N/A     44,500
Jed Oil Inc                  Common     472310101   $ 1,285      79,500    SH    SOLE  N/A      10,500  N/A     69,000
Logicvision Inc              Common     54140W107   $ 2,180     825,600    SH    SOLE  N/A     669,000  N/A    156,600
Marsh & Mclennan Cos         Common     571748102   $10,057     330,600    SH    SOLE  N/A     247,500  N/A     83,100
Matrix Service Co            Common     576853105   $ 6,978   1,604,200    SH    SOLE  N/A   1,211,500  N/A    392,700
Mcdermott Intl Inc           Common     580037109   $10,293     543,750    SH    SOLE  N/A     412,600  N/A    131,150
Natural Golf Corp            Common     63888E203   $    47     310,000    SH    SOLE  N/A     305,000  N/A      5,000
Nec Corp                     ADR        629050204   $   701     116,400    SH    SOLE  N/A      85,000  N/A     31,400
Newell Rubbermaid Inc.       Common     651229106   $ 9,352     426,250    SH    SOLE  N/A     333,500  N/A     92,750
North American Scientific    Common     65715D100   $   277      76,930    SH    SOLE  N/A      43,058  N/A     33,872
Penford Corp                 Common     707051108   $ 5,387     327,700    SH    SOLE  N/A     257,000  N/A     70,700
Petroleo Brasileiro Sa       ADR        71654V101   $11,899     309,300    SH    SOLE  N/A     258,600  N/A     50,700
Pfizer Inc                   Common     717081103   $10,827     412,150    SH    SOLE  N/A     317,400  N/A     94,750
Praecis Pharmaceuticals Inc  Common     739421105   $ 1,056   1,005,400    SH    SOLE  N/A     821,500  N/A    183,900
Protein Design Labs Inc      Common     74369L103   $ 3,091     193,336    SH    SOLE  N/A     137,723  N/A     55,613
Quixote Corp                 Common     749056107   $10,734     495,350    SH    SOLE  N/A     381,500  N/A    113,850
Strategic Diagnostics Inc    Common     862700101   $ 2,718     912,200    SH    SOLE  N/A     782,600  N/A    129,600
Telekomunik Indonesia        ADR        715684106   $13,503     720,550    SH    SOLE  N/A     532,000  N/A    188,550
Tier Technologies Inc        Common     88650Q100   $ 7,318     992,900    SH    SOLE  N/A     751,500  N/A    241,400
Time Warner Inc              Common     887317105   $ 6,365     362,700    SH    SOLE  N/A     338,000  N/A     24,700
Tripath Imaging Inc          Common     896942109   $ 9,208   1,307,958    SH    SOLE  N/A   1,012,000  N/A    295,958
Unumprovident Corp           Common     91529Y106   $11,053     649,400    SH    SOLE  N/A     493,900  N/A    155,500
Virologic Inc                Common     92823R201   $ 8,404   3,516,292    SH    SOLE  N/A   2,718,492  N/A    797,800
Vivus Inc                    Common     928551100   $ 5,545   1,854,600    SH    SOLE  N/A   1,379,000  N/A    475,600
World Heart Corp             Common     980905202   $ 4,140   3,478,666    SH    SOLE  N/A   2,412,020  N/A  1,066,646